Summary of Significant Accounting Policies (Tables)	3 Months Ended
Mar. 31, 2022
Accounting Policies [Abstract]
Schedule of property plant and equipment, useful life	Depreciation and
amortization expense (excluding intangibles amortization) for the years ended December 31, 2021 and 2020 is $10.6 million and $6.5 million, respectively.

Asset	Useful Lives (In Years)
Charging stations and digital media screens	5-10
Capitalized research and development equipment	2-5
Computers and equipment	3-5
Furniture	5
Leasehold improvements	2-5
Capitalized software	3
Depreciation and
amortization expense (excluding intangibles amortization) for the three months ended March 31, 2022 and 2021 is $3.5 million and $2.2 million, respectively.

Asset	Useful Lives (In Years)
Charging stations and digital media screens	5-10
Capitalized research and development equipment	2-5
Computers and equipment	3-5
Furniture	5
Leasehold improvements	2-5
Capitalized software	3

Schedule of disaggregation of revenue	The Company disaggregates revenue by major category in the table below based on what it believes are the primary economic factors that impact the nature, amount, timing, and uncertainty of revenue and cash flows from these customer contracts.

	Year ended December 31,
	2021	2020
	(in thousands)
Revenues
Behavior and Commerce	$25,961	$8,014
Network Development	5,224	10,598
Charging Network Operations	676	706
Network Intelligence	450	133
Total revenues	$32,311	$19,451
The Company's operations represent a single operating segment based on how the Company and its CODM manages its business. The Company disaggregates revenue by major category in the table below based on what it believes are the primary economic factors that impact the nature, amount, timing, and uncertainty of revenue and cash flows from these customer contracts.

	Three Months Ended March 31,
	2022	2021
Revenues	(in thousands)
Media Revenue (formerly Behavior and Commerce)	$6,118	$3,529
Network Development	2,214	1,001
Charging Network Operations	1	—
Network Intelligence	53	210
Total revenues	$8,386	$4,740